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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

December 6, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


Subj:  Advisor's Fund - File Nos.:  333-57911 and 811-08843


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Advisor's Fund do not differ from that contained in Post-Effective Amendment No. 2 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 3 to the Registration Statement filed under the Investment Company Act of 1940. The Post-Effective Amendment was filed electronically on November 29, 1999.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Advisor's Fund